Stock Plans Share-Based Payments (Details Narrative) (10Q) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			127,017	256,849
Share-based compensation expense			$ 525	$ 456
Selling, general and administrative expense	$ 1,503	$ 1,260	4,517	3,298
Income tax expenses benefit			(93)	$ (1,789)
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options	1,193		1,311
Employee service share-based compensation, nonvested awards, compensation recognized at the time of certain performance conditions met	230		230
Stock based compensation recognized amortization cost	$ 963		$ 1,081
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition	2 years		2 years 2 months 12 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			49,890	90,787
Share-based compensation expense	$ 15	112	$ 460	$ 316
Selling, general and administrative expense	14	100	416	264
Research and development expense	$ 1	12	44	$ 52
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options			$ 87
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition				6 months
Share based compensation unrecognized restricted stock award	15
Unvested Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Research and development expense		2
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 143	130
Selling, general and administrative expense	124	120
Research and development expense	$ 19	10
Stock option modification expense		$ 12
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	9,617
Fair value of stock option granted	$ 31